EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-18	17-Sep-18	15-Oct-18
To	30-Sep-18	15-Oct-18
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,800,834.35
Series Nominal Liquidation Amount	1,547,010,834.35

Required Participation Amount	$1,547,010,834.35
Excess Receivables	$54,973,698.56

Total Collateral	1,601,984,532.91

Collateral as Percent of Notes	128.16%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,932,838,115.43
Total Principal Collections	($2,055,095,055.49)
Investment in New Receivables	$1,880,347,068.98
Receivables Added for Additional Accounts	$0.00
Repurchases	($26,649,652.16)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($664,878,973.26)
Less Servicing Adjustment	($4,917,062.81)

Ending Balance	$5,061,644,440.69

SAP for Next Period	30.30%

Average Receivable Balance	$5,267,207,699.60
Monthly Payment Rate	39.02%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$20,233,780.61
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,233,780.61

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	95.46%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	2.158440%
Applicable Margin	0.320000%
	2.478440%

	Actual	Per $1000
Interest	2,409,594.44	1.93
Principal	—	—

		1.93
Total Due Investors	2,409,594.44
Servicing Fee	1,286,008.33

Excess Cash Flow	2,157,372.42

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.93%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		22.71%